Directors' and key management remuneration (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Information About Key Management Personnel [Abstract]
Summary of aggregate remuneration
Aggregate remuneration, calculated in accordance with the UK Companies Act 2006, of the directors of the parent companies was as follows:

	2020 US$'000	2019 US$'000	2018 US$'000
Emoluments	6,686	7,524	9,069
Long-term incentive plans	8,974	4,748	2,923
	15,660	12,272	11,992
Pension contributions: defined contribution plans	29	42	80
Gains made on exercise of share options	—	—	107

Summary of aggregate compensation, representing the expense
Aggregate compensation, representing the expense recognised under IFRS, as defined in note 1, of the Group’s key management, including directors, was as follows:

	2020 US$'000	2019 US$'000	2018 US$'000
Short-term employee benefits and costs	21,685	22,075	23,978
Post-employment benefits	369	477	629
Employment termination benefits	2,789	310	69
Share-based payments	34,954	17,632	14,916
Total	59,797	40,494	39,592